ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Beijing Bona Cineplex
Acquisition
Schedule of major assumptions used in calculating the fair value of ordinary shares as of the date of acquisition

Weighted average cost of capital, or WACC	22%
Discount for lack of marketability, or DLOM	16%

Schedule of fair values of the assets acquired and liabilities assumed at the date of acquisition

Total purchase price:
Cash consideration	5,337,243
Fair value of shares issued	26,123,194

31,460,437

		Estimated useful life
Cash and cash equivalents	1,483,252
Inventory	93,832
Current liabilities	(10,661,554)
Property and equipment, net	12,714,866
6 movie theater licenses	1,911,290	Indefinite
Membership	58,651	1.8 years
Favorable lease	557,185	2 years
Non-current deferred tax liability	(153,959)

Total net assets acquired	6,003,563
Noncontrolling interests	(2,071,408)

Goodwill	27,528,282

Bona Yinglong
Acquisition
Schedule of fair values of the assets acquired and liabilities assumed at the date of acquisition

Total purchase price:
Cash consideration	442,804
Fair value of investment in Yinglong	203,130

645,934

Cash and cash equivalents	738,014
Other receivable	6,839
Current liabilities	(230,309)

Total net assets acquired	514,544

Goodwill	131,390

Alpha Speed Limited and Bona Starlight
Acquisition
Schedule of fair values of the assets acquired and liabilities assumed at the date of acquisition

Total purchase price:
Cash consideration	30,938,201

		Estimated useful life
Cash and cash equivalents	1,379,343
Net current liabilities	(7,912,067)
Construction in Progress	1,831,707
Property and equipment, net	16,758,400
4 movie theater licenses	417,666	Indefinite
Favorable lease	1,902,699	1-4.5 years
Non-current deferred tax liability	(475,675)

Total net assets acquired	13,902,073
Noncontrolling interests	(1,160,492)

Goodwill	18,196,620